Equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Equity

Note 14. Equity

Capital Structure

As of December 31, 2025, the Company’s authorized share capital was US$100,100 divided into 2,166,666,666 ordinary shares, comprising 2,166,250,000 Class A ordinary shares and 416,666 Class B ordinary shares, each with a par value of US$0.0000462 per share.

Share Split and Share Consolidation

On May 2, 2023, the Company’s shareholders approved a 1-for-2,600 share forward split of the Company’s authorized and issued ordinary shares, whereby each issued share was subdivided into 2,600 shares. In connection with the share forward split, the par value of each ordinary share was reduced from US$0.001 to US$0.000000385. The shareholders also approved an increase in the Company’s authorized ordinary shares from 100,000,000 to 260,000,000,000.

On January 15, 2025 and March 21, 2025, the Company effected share consolidations of its issued and unissued ordinary shares on a one-for-forty (1-for-40) and one-for-three (1-for-3) basis, respectively, resulting in a combined one-for-one hundred twenty (1-for-120) share consolidation. Following these consolidations, the Company’s authorized share capital was adjusted to US$100,100 divided into 2,166,666,666 ordinary shares, comprising 2,166,250,000 Class A ordinary shares and 416,666 Class B ordinary shares, each with a par value of US$0.0000462 per share.

All share and per share amounts presented in these consolidated financial statements, including the number of authorized shares, issued and outstanding shares, and earnings per share, have been retrospectively adjusted for all periods presented to reflect the effects of the 2023 share forward split and the 2025 share consolidations, unless otherwise stated.

Issuance of Ordinary Shares

The Company’s ordinary shares were issued during the periods presented primarily in connection with its initial public offering, equity financing activities, share-based compensation arrangements, and settlement or conversion of liabilities into equity.

In 2023, the Company completed its initial public offering (“IPO”) on the Nasdaq Capital Market. The Company issued ordinary shares at a public offering price of US$4.00 per share, generating gross proceeds of approximately US$15.2 million, before deducting underwriting discounts and offering expenses. The shares commenced trading on October 19, 2023 under the symbol “WBUY.”

In connection with the IPO, the underwriters exercised the over-allotment option in full, resulting in the issuance of additional ordinary shares. In aggregate, a total of 36,417 ordinary shares were issued in connection with the IPO, including the full exercise of the over-allotment option, presented on a post-share split and share consolidation basis. All share numbers presented in these financial statements have been retrospectively adjusted to reflect the impact of share splits and share consolidations.

In 2024, the Company issued ordinary shares through a combination of equity financing arrangements and share-based compensation, including issuances pursuant to subscription agreements, financing arrangements and equity incentive grants.

During the year ended December 31, 2024, the Company issued ordinary shares through various equity transactions, including (i) the issuance of 14,352 ordinary shares to employees under its Equity Incentive Plan, (ii) the issuance of 43,416 ordinary shares upon conversion of convertible notes, whereby the carrying value of the related liabilities was derecognized and reclassified to equity with no gain or loss recognized upon conversion, and (iii) the issuance of an aggregate of 229,823 ordinary shares to investors pursuant to subscription agreements, with proceeds recorded in equity and the excess over par value recognized in additional paid-in capital.

In addition, the Company recognized share-based compensation expense of approximately US$630,000 in connection with the issuance of 35,000 Class A ordinary shares, with a corresponding increase in additional paid-in capital.

The cash proceeds from issuance of ordinary shares for the years ended December 31, 2025, 2024 and 2023 were approximately US$2,682,925, US$5,035,670 and US$15,543,750, respectively, as presented in the consolidated statements of cash flows.

During the year ended December 31, 2025, the Company issued ordinary shares through multiple financing and settlement transactions, including (i) the issuance of 13,671 ordinary shares to Orca Capital on January 3, 2025 pursuant to a registered direct offering under an effective registration statement on Form F-3, (ii) the issuance of an aggregate of 286,241 ordinary shares upon conversion of convertible loans in accordance with the contractual terms of the respective agreements, resulting in the derecognition of the related liabilities and reclassification of the carrying amounts to equity, comprising share capital and additional paid-in capital, with no gain or loss recognized upon conversion, and (iii) the issuance of 1,377,888 ordinary shares to certain creditors in settlement of outstanding liabilities, whereby the corresponding liabilities were fully extinguished upon issuance, with the excess over par value recorded in additional paid-in capital.

During the six months ended June 30, 2026, the Company issued an aggregate of 3,044,197 ordinary shares through multiple equity financing, conversion, settlement and equity compensation transactions, including (i) 634,859 ordinary shares under the Company’s Equity Incentive Plan, (ii) 1,239,472 ordinary shares through private placements, (iii) 376,413 ordinary shares upon conversion of convertible notes, (iv) 593,453 ordinary shares in settlement of outstanding debts, and (v) 200,000 commitment shares in connection with the Company’s equity line of credit. The corresponding amounts were recorded in share capital and additional paid-in capital, as applicable.

All issuances of ordinary shares described above are consistent with the movements presented in the consolidated statements of changes in shareholders’ equity.

Issued and Outstanding Shares

Consolidated Balance Sheets as of June 30, 2026:

Equity
(Deficit) Equity
Number of ordinary shares – authorized	2,166,666,666
Number of ordinary shares – issued and outstanding	5,481,104
Par value	$0.0000462

Consolidated Balance Sheets as of December 31, 2025:

Equity
(Deficit) Equity
Number of ordinary shares – authorized	2,166,666,666
Number of ordinary shares – issued and outstanding	2,436,907
Par value	$0.0000462

Additional Paid-in Capital

The Company recognized additional paid-in capital of approximately US$13.6 million in connection with its initial public offering, representing gross proceeds of approximately US$15.2 million, net of underwriting discounts and offering-related expenses.

Additional paid-in capital also increased during the periods presented as a result of equity issuances under subscription agreements, conversion of liabilities into equity, and share-based compensation arrangements.